Credit Impairment Losses and Provisions (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of credit impairment loss and provisions [abstract]
Summary of Impairment Losses and Provisions

	Half year to	Half year to
	30 June 2020	30 June 2019
	£m	£m
Credit impairment losses:
Loans and advances to customers	396	108
Recoveries of loans and advances, net of collection costs	(15)	(38)
Off-balance sheet exposures (See Note 23)	(5)	(1)
	376	69
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 23)	68	205
Provisions for residual value and voluntary termination	—	1
	68	206
	444	275